                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 1/31/07

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Municipal Trust
Portfolio of Investments - January 31, 2007 (Unaudited)

PAR
AMOUNT
(000)     DESCRIPTION                                               COUPON      MATURITY           VALUE
-------   ------------------------------------------                ------      --------      --------------
          MUNICIPAL BONDS 179.0%
          ALABAMA 4.9%
 $  1,000 Birmingham Baptist Med Ctr AL
             Baptist Hlth Sys Ser A ................                5.875%      11/15/24      $    1,068,210
    3,695 Gadsden, AL Wts Ser B
             (AMBAC Insd) (a) ......................                5.250       08/01/21           3,974,638
    2,000 Jefferson Cnty, AL Ltd Oblig
             Sch Wt Ser A ..........................                5.250       01/01/23           2,125,460
    4,000 Jefferson Cnty, AL Swr Rev
             Cap Impt Wts (FGIC Insd)
             (Prerefunded @ 8/01/12) ...............                5.125       02/01/42           4,257,760
    2,295 Marshall Cnty, AL Hlthcare Ser C .........                6.000       01/01/32           2,460,515
    6,720 University AL at Birmingham
             Hosp Rev Ser A (b) ....................                5.000       09/01/36           6,939,318
    9,840 University AL at Birmingham Hosp
             Rev Ser A (b) .........................                5.000       09/01/41          10,107,353
                                                                                              --------------
                                                                                                  30,933,254
                                                                                              --------------
          ALASKA 1.4%
    2,000 Alaska St Intl Arpt Rev Ser B
             (AMBAC Insd) (Prerefunded
             @ 10/01/12) ...........................                5.750       10/01/17           2,199,700
    1,000 Matanuska-Susitna Boro, AK Ctf
             Partn Pub Safety Bldg Lease
             (FSA Insd) ............................                5.750       03/01/16           1,054,410
    5,870 Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd Ser
             A .....................................                5.000       06/01/46           5,899,996
                                                                                              --------------
                                                                                                   9,154,106
                                                                                              --------------
          ARIZONA 2.4%
    1,425 Arizona Cap Fac Fin Corp
             Student Hsg Rev AZ St Univ
             Proj ..................................                6.250       09/01/32           1,514,732
    1,000 Arizona Hlth Fac Auth Hosp Sys
             Rev John C Lincoln Hlth
             Network (Prerefunded @
             12/01/12) .............................                6.375       12/01/37           1,139,020
    1,135 Cottonwood, AZ Wtr Rev Sys
             Sr Lien (XLCA Insd) ...................                5.000       07/01/35           1,194,599
    1,650 Glendale, AZ Indl Dev Auth Rfdg ..........                5.000       12/01/35           1,676,994

    9,750 University of AZ Med Ctr Corp ............                5.000       07/01/35           9,930,668
                                                                                              --------------
                                                                                                  15,456,013
                                                                                              --------------
          ARKANSAS 0.4%
    2,310 Arkansas St Dev Fin Auth Rev
             St Agy Fac Donaghey Plaza
             Proj (FSA Insd) .......................                5.000       06/01/34           2,409,907
                                                                                              --------------
          CALIFORNIA 33.9%
    4,000 Anaheim, CA Pub Fin Auth
             Lease Rev Cap Apprec Sub
             Pub Impt Proj Ser C (FSA
             Insd) .................................                  *         09/01/20           2,220,560
    7,500 Anaheim, CA Pub Fin Auth Rev
             Elec Sys Dist Fac Ser A (FSA
             Insd) .................................                5.000       10/01/31           7,826,250
    2,100 Bay Area Govt Assn CA Rev
             Tax Alloc CA Redev Pool Ser
             A (XLCA Insd) .........................                5.250       09/01/35           2,242,569
    1,560 California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Merced Cnty
             Rfdg Ser A ............................                5.125       06/01/38           1,586,348
    1,875 California Cnty, CA Tob Sec Agy
             Tob Asst Bkd Merced Cnty
             Rfdg Ser A ............................                5.250       06/01/45           1,922,550
    7,125 California Ed Fac Auth Rev
             Pepperdine Univ Rfdg Ser A
             (FGIC Insd) ...........................                5.000       09/01/33           7,411,211
      350 California Hlth Fac Fin Auth Rev
             Casa De Las Ser A (MBIA
             Insd) .................................                5.250       08/01/17             357,126
    1,000 California Hlth Fac Fin Auth Rev
             Cedars Sinai Med Ctr Rfdg .............                5.000       11/15/27           1,037,740
    9,450 California Hlth Fac Fin Auth Rev
             Cedars Sinai Med Ctr Rfdg (b) .........                5.000       11/15/34           9,758,070
    1,000 California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A ...............                5.000       04/01/37           1,033,740
    2,870 California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b) ...................                4.625       08/01/26           2,858,104
    5,260 California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b) ...................                4.650       08/01/31           5,233,384
    3,650 California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b) ...................                4.700       08/01/36           3,634,871
    6,000 California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (b) ...................                4.750       08/01/42           5,975,130

    1,000 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT) .............                5.000       07/01/27           1,032,350
    5,000 California St (MBIA Insd) ................                5.000       02/01/32           5,170,750
    5,385 California St (AMBAC Insd) ...............                5.125       10/01/27           5,492,700
    5,000 California St Rfdg .......................                5.000       08/01/28           5,245,200
    2,650 California Statewide Cmnty Dev
             Auth Ctf Partn (Prerefunded
             @ 11/01/09) (Acquired
             11/23/99, Cost
             $2,650,000) (c) .......................                7.250       11/01/29           2,947,595
    1,000 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ............................                5.250       07/01/30           1,047,030
    1,000 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ............................                5.250       07/01/35           1,045,610
    2,000 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ............................                5.000       03/01/30           2,059,540
    2,500 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ............................                5.000       03/01/35           2,567,625
    2,300 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B .................................                5.000       03/01/41           2,371,898
    3,200 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B .................................                5.250       03/01/45           3,371,104
    3,805 California Statewide Cmnty Dev
             Auth Rev Sutter Hlth Ser A ............                5.000       11/15/43           3,953,091
    5,000 California St Dept Wtr Res Pwr
             Ser A (AMBAC Insd)
             (Prerefunded @ 5/01/12) (d) ...........                5.375       05/01/18           5,443,500
    3,705 California St Dept Wtr Res Pwr
             Ser A (MBIA Insd)
             (Prerefunded @ 5/01/12) ...............                5.375       05/01/21           4,033,634
    2,000 California St Dept Wtr Res Pwr
             Ser A (MBIA Insd)
             (Prerefunded @ 5/01/12) ...............                5.375       05/01/22           2,177,400
    2,000 California St Dept Wtr Res Pwr
             Ser A (Prerefunded @
             5/01/12) ..............................                6.000       05/01/15           2,236,580
    5,295 California St Econ Rec Ser A .............                5.000       07/01/17           5,579,553
    1,995 California St Pub Wks Brd UCLA
             Replacement Hosp Ser A
             (FSA Insd) ............................                5.375       10/01/20           2,142,690

    5,000 California St Univ Rev Syswide
             Ser A (AMBAC Insd) ....................                5.000       11/01/23           5,235,950
    3,500 Capistrano, CA Uni Sch Dist
             (FGIC Insd) ...........................                5.000       09/01/29           3,693,445
    1,000 Davis, CA Pub Fac Fin Auth
             Mace Ranch Area Ser A .................                6.600       09/01/25           1,032,220
   18,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd) ...........................                  *         01/15/25           6,618,240
   27,810 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg ...........                  *         01/15/33           6,199,683
    6,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Sr
             Lien Ser A (e) ........................                  *         01/01/18           3,807,360
      225 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Sr
             Lien Ser A (Prerefunded @
             1/01/10) ..............................                7.150       01/01/13             250,742
    5,000 Golden St Tob Sec Corp CA
             Tob Settlement Rev Enhanced
             Ser A (FGIC Insd) .....................                5.000       06/01/35           5,237,300
   18,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Enhanced Ser
             A (FGIC Insd) (b) .....................                5.000       06/01/38          18,828,720
    5,000 Golden St Tob Sec Corp CA
             Tob Settlement Rev Enhanced
             Ser A .................................                5.000       06/01/45           5,166,550
    2,240 Huntington Park, CA Redev Agy
             Rev Tax Alloc Santa Fe Redev
             Rfdg ..................................                6.200       10/01/27           2,301,891
    2,635 Imperial Irr Dist CA Ctf Partn Elec
             Sys Proj (FSA Insd) ...................                5.250       11/01/23           2,807,935
    1,375 San Bernadino, CA Jt Pwr Fin
             Auth Alloc Rev Cent City
             Merged Proj Rfdg Ser A
             (AMBAC Insd) (a) ......................                5.750       07/01/20           1,604,955
    1,000 San Joaquin Hills, CA Transn
             Corridor Agy Toll Rd Rev Cap
             Apprec Rfdg Ser A (MBIA
             Insd) .................................                  *         01/15/27             413,070
    1,000 San Joaquin Hills, CA Transn
             Corridor Agy Toll Rd Rev Cap
             Apprec Rfdg Ser A (MBIA
             Insd) .................................                  *         01/15/28             393,550

    4,290 Tobacco Sec Auth Northn CA
             Tob Settlement Rev Asset Bkd
             Ser A-1 ...............................                5.375       06/01/38           4,458,983
    3,050 Tobacco Sec Auth Northn CA
             Tob Settlement Rev Asset Bkd
             Ser A-1 ...............................                5.500       06/01/45           3,193,930
    3,200 Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A-1 .............                5.000       06/01/37           3,228,128
    8,350 Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A-1 .............                5.125       06/01/46           8,476,837
    5,000 University CA Rev Gen Ser B
             (AMBAC Insd) ..........................                5.000       05/15/20           5,313,850
    5,500 University CA Rev Gen Ser J
             (FSA Insd) (b) ........................                4.500       05/15/31           5,474,132
   11,000 University CA Rev Gen Ser J
             (FSA Insd) (b) ........................                4.500       05/15/35          10,948,265
                                                                                              --------------
                                                                                                 215,701,239
                                                                                              --------------
          COLORADO 5.5%
    1,600 Arkansas River Pwr Auth CO
             Impt (XLCA Insd) ......................                5.250       10/01/40           1,714,512
    4,500 Colorado Hlth Fac Auth Rev
             Adventist Hlth/Sunbelt Ser
             D Rfdg (b) ............................                5.250       11/15/27           4,773,690
    1,000 Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (e) .................................                5.500       03/01/32           1,071,670
    2,250 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc ...................................                5.000       12/01/35           2,277,900
    1,000 Colorado Hlth Fac Auth Rev
             Evangelical Lutheran Ser A ............                5.250       06/01/34           1,036,230
    3,700 Colorado Hlth Fac Auth Rev Hlth
             Fac Evangelical Lutheran ..............                5.000       06/01/35           3,768,857
    1,125 Colorado Hlth Fac Auth Rev
             Hosp Portercare Adventist
             Hlth (Prerefunded @
             11/15/11) .............................                6.500       11/15/31           1,263,274
    2,500 Colorado Hsg Fin Auth Single
             Family Mtg Rev Class II Ser
             C-3 (AMT) (b) .........................                4.625       11/01/36           2,444,500
    4,000 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A ..........                5.000       11/15/29           4,127,640
      100 Jefferson Cnty, CO Residential
             Mtg Rev (a)(e) ........................                9.000       09/01/12             124,594
      265 Jefferson Cnty, CO Residential
             Mtg Rev (a)(e) ........................               11.500       09/01/08             295,459

      300 Jefferson Cnty, CO Residential
             Mtg Rev (a)(e) ........................               11.500       09/01/09             354,714

      340 Jefferson Cnty, CO Residential
             Mtg Rev (a)(e) ........................               11.500       09/01/10             423,725
      220 Jefferson Cnty, CO Residential
             Mtg Rev (e) ...........................               11.500       09/01/11             287,747
    1,000 Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Tax Rfdg .................                5.500       12/01/30           1,062,740
    2,000 Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Tax Rfdg .................                5.500       12/01/37           2,116,540
    6,365 Platte Riv Pwr Auth CO Pwr Rev
             Ser EE ................................                5.375       06/01/16           6,814,687
    1,000 Salida, CO Hosp Dist Rev .................                5.250       10/01/36           1,011,640
                                                                                              --------------
                                                                                                  34,970,119
                                                                                              --------------
          CONNECTICUT 2.7%
    2,840 Connecticut St Spl Oblig Pkg Rev
             Bradley Intl Arpt Ser A (ACA
             Insd) (AMT) ...........................                6.600       07/01/24           3,092,135
    3,460 Mashantucket Western Pequot
             Tribe CT Spl Rev Ser A
             (Prerefunded @ 09/01/07) (f) ..........                6.400       09/01/11           3,549,891
    6,500 Mashantucket Western Pequot
             Tribe CT Spl Rev Ser B (f) ............                5.750       09/01/18           6,668,285
    3,500 Mashantucket Western Pequot
             Tribe CT Spl Rev Ser B (f) ............                5.750       09/01/27           3,578,435
                                                                                              --------------
                                                                                                  16,888,746
                                                                                              --------------
          DISTRICT OF COLUMBIA 1.0%
    1,000 District of Columbia Hosp Rev
             Medlantic Hlthcare Group A
             Rfdg (MBIA Insd) (e) ..................                5.875       08/15/19           1,021,660
    5,000 Metropolitan Washington DC
             Arpt Auth Sys Ser A (FGIC
             Insd) (AMT) ...........................                5.125       10/01/26           5,174,450
                                                                                              --------------
                                                                                                   6,196,110
                                                                                              --------------
          FLORIDA 12.5%
    3,800 Brevard Cnty, FL Hlth Fac Auth
             Hlthcare Fac Rev First Inc
             Proj ..................................                5.000       04/01/34           3,914,418
    3,380 Brevard Cnty, FL Hlth Fac Hlth
             First Inc Proj (MBIA Insd) ............                5.125       04/01/31           3,503,809
      400 Capital Tr Agy FL Rev Ft
             Lauderdale Proj (AMT) .................                5.750       01/01/32             418,304
      460 Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ......................                5.950       07/01/20             476,647

    3,000 Florida St Dept Environmental
             Prot Preservtn Rev Ser A
             (FGIC Insd) ...........................                5.750       07/01/10           3,187,170
    5,000 Florida St Dept Trans Tpk Rev
             Ser A .................................                5.000       07/01/29           5,268,250
    1,895 Gulf Breeze, FL Rev Loc Govt
             (FGIC Insd) (a) .......................                5.625       12/01/20           2,001,935
    1,250 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Rfdg Ser C ............................                5.000       11/15/31           1,283,450
    5,000 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Ser D .................................                5.000       11/15/35           5,130,200
    1,000 Highlands Cnty, FL Hlth Fac
             Auth Rev Hosp Adventist Hlth
             Ser D (Prerefunded @
             11/15/13) .............................                5.375       11/15/35           1,090,600
    8,295 Hillsborough Cnty, FL Indl Dev
             Auth Hosp Rev Tampa Gen Hosp
             Proj (b) ..............................                5.000       10/01/36           8,508,735
    2,310 Hillsborough Cnty, FL Indl Dev
             Auth Indl Dev Rev Hlth Fac
             Proj Univ Cmnty Hosp Ser A ............                5.500       08/15/14           2,396,579
    3,000 Hillsborough Cnty, FL Solid Waste
             & Res Recovery Rev Ser A
             (AMT) (AMBAC Insd) (b) ................                4.500       09/01/34           2,901,840
    1,000 Jacksonville, FL Sales Tax Rev
             Better Jacksonville (MBIA
             Insd) .................................                5.250       10/01/21           1,075,790
    2,500 Jea, FL Elec Sys Rev Ser Three
             A (FSA Insd) ..........................                5.000       10/01/41           2,606,350
      265 Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys
             (Prerefunded @ 11/15/12) ..............                5.500       11/15/32             289,823
    5,000 Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys Rfdg (b) .......                5.000       11/15/26           5,181,800
    5,000 Lakeland, FL Hosp Sys Rev
             Lakeland Regl Hlth Sys Rfdg (b) .......                5.000       11/15/32           5,141,950
    1,515 Miami Beach, FL Stormwtr Rev
             (FGIC Insd) ...........................                5.250       09/01/25           1,589,174
    5,000 Miami-Dade Cnty, FL Aviation
             Ser A (FSA Insd) (AMT) ................                5.125       10/01/35           5,182,050
    2,000 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt (FGIC Insd)
             (AMT) .................................                5.375       10/01/25           2,108,940

    2,700 Miami-Dade Cnty, FL Aviation
             Rev Miami Intl Arpt (FGIC Insd)
             (AMT) .................................                5.375       10/01/32           2,844,288
    2,000 Miami-Dade Cnty, FL Pub Fac
             Rev Jackson Hlth Sys Ser A
             (MBIA Insd) ...........................                5.000       06/01/31           2,093,500
    4,300 Orange Cnty, FL Tourist Dev
             Tax Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09) ..............                5.500       10/01/31           4,494,016
    4,320 Orange Cnty, FL Tourist Dev
             Tax Rev (AMBAC Insd)
             (Prerefunded @ 10/01/09) ..............                5.625       10/01/14           4,528,526
    1,060 Tallahassee, FL Lease Rev FL
             St Univ Proj Ser A (MBIA
             Insd) (a) .............................                5.500       08/01/18           1,125,858
    1,000 Tampa-Hillsborough Cnty, FL
             Expwy Auth Rev (AMBAC
             Insd) .................................                5.000       07/01/25           1,062,060
                                                                                              --------------
                                                                                                  79,406,062
                                                                                              --------------
          GEORGIA 2.3%
    2,000 Atlanta, GA Arpt Passenger Fac
             Charge Rev Gen Sub Lien Ser
             C (FSA Insd) ..........................                5.000       01/01/33           2,083,520
    1,000 Augusta, GA Gen Arpt Rev
             Passenger Ser B (AMT) .................                5.350       01/01/28           1,048,780
    8,025 Municipal Elec Auth GA
             Combustion Turbine Ser A
             (MBIA Insd) ...........................                5.250       11/01/18           8,567,089
    1,000 Oconee Cnty, GA Indl Dev Auth
             Oiit Proj (XLCA Insd) .................                5.250       07/01/23           1,057,620
    2,000 Royston, GA Hosp Auth Hosp
             Rev Ctf Hlthcare Sys Inc
             Rfdg ..................................                6.500       07/01/27           2,072,620
                                                                                              --------------
                                                                                                  14,829,629
                                                                                              --------------
          ILLINOIS 14.3%
    2,000 Bolingbrook, IL Sales Tax Rev (g) ........          0.000/6.250       01/01/24           1,966,220
    3,400 Carol Stream, IL First Mtg Rev
             Windsor Pk Mnr Proj
             (Prerefunded @ 12/01/07) ..............                7.000       12/01/13           3,547,696
      750 Chicago, IL Increment Alloc Rev
             Diversey/Narragansett Proj
             (Acquired 08/01/06, Cost
             $800,490) (c) .........................                7.460       02/15/26             800,707

    4,000 Chicago, IL Neighborhoods Alive
             21 Pgm Ser A (FGIC Insd)
             (Prerefunded @ 7/01/10) ...............                5.750       01/01/40           4,287,400
    5,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             A (MBIA Insd) (AMT) ...................                5.375       01/01/32           5,239,100
    3,500 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser
             C-2 (FSA Insd) (AMT) ..................                5.250       01/01/30           3,669,225
   11,500 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (b) .......................                5.250       01/01/24          12,394,355
    3,500 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (b) .......................                5.250       01/01/25           3,772,195
    1,015 Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac
             Ser B (AMBAC Insd) ....................                5.500       01/01/16           1,081,767
    1,495 Chicago, IL Pk Dist Ser C (FGIC
             Insd) (Prerefunded @
             7/01/11) ..............................                5.500       01/01/19           1,598,962
      485 Chicago, IL Pk Dist Ser C (FGIC
             Insd) .................................                5.500       01/01/19             515,482
      465 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) ...........................                5.500       01/01/40             491,570
    2,565 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) (a) .......................                5.750       01/01/12           2,745,473
       80 Cook Cnty, IL Sch Dist No 107 (e) ........                7.000       12/01/10              89,182
      545 Cook Cnty, IL Sch Dist No 107 ............                7.000       12/01/10             605,909
      200 Cook Cnty, IL Sch Dist No
             107 (a)(e) ............................                7.150       12/01/08             212,346
      310 Cook Cnty, IL Sch Dist No 107 (a) ........                7.150       12/01/08             328,330
      120 Cook Cnty, IL Sch Dist No
             107 (a)(e) ............................                7.200       12/01/09             131,208
      455 Cook Cnty, IL Sch Dist No 107 (a) ........                7.200       12/01/09             495,832
    1,000 Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11) ...............                5.500       11/15/31           1,067,660
      993 Cortland, IL Spl Tax Rev
             Sheaffer Sys Proj (Acquired
             05/02/06, Cost $983,070) (c) ..........                5.500       03/01/17           1,002,205
    1,000 Deerfield, IL Ed Fac Chicagoland
             Jewish High Sch Proj ..................                6.000       05/01/41           1,020,150
    1,000 Gilberts, IL Spl Svc Area No 19
             Spl Tax The Conservancy Proj
             Ser 1 .................................                5.375       03/01/16             986,260
    2,725 Illinois Dev Fin Auth Rev Cmnty
             Rehab Providers Fac Ser A .............                7.375       07/01/25           2,948,368

    1,565 Illinois Ed Fac Auth Rev DePaul
             Univ (AMBAC Insd)
             (Prerefunded @ 10/01/10) ..............                5.625       10/01/15           1,677,383
    1,500 Illinois Fin Auth Rev IL Inst of
             Technology Ser A ......................                5.000       04/01/31           1,559,730
    3,000 Illinois Fin Auth Rev Kewanee
             Hosp Proj .............................                5.100       08/15/31           3,044,070
    1,000 Illinois Fin Auth Rev Landing at
             Plymouth Pl Proj Ser A ................                6.000       05/15/25           1,062,800
    1,350 Illinois Fin Auth Rev Landing at
             Plymouth Pl Proj Ser A ................                6.000       05/15/37           1,435,496
    2,500 Illinois Fin Auth Rev
             Northwestn Mem Hosp Ser
             A .....................................                5.500       08/15/43           2,711,475
    1,645 Illinois Hlth Fac Auth Rev
             Evangelical Hosp Rfdg Ser C
             (FSA Insd) ............................                6.750       04/15/12           1,794,382
    4,750 Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT) .................................                5.150       08/01/37           4,916,678
    3,000 Illinois St Ser 1 (FSA Insd) .............                5.250       12/01/21           3,202,050
    3,440 Kendall, Kane & Will Cntys, IL
             Cmnty Sch Dist No 308 Ser B
             (FGIC Insd) (a) .......................                5.250       10/01/19           3,665,767
      250 Lake Cnty, IL Cmnty Unit Sch
             Dist No 116 Round Lake
             (Radian Insd) (e) .....................                7.600       02/01/14             305,933
    2,675 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev
             McCormick Pl Expn Ser A
             (MBIA Insd) ...........................                5.250       06/15/42           2,839,245
      245 Pingree Grove Vlg, IL Spl Svc
             Area No 1 Spl Tax Cambridge
             Lakes Proj Ser 05 .....................                5.250       03/01/15             252,056
    2,500 Schaumburg, IL Ser B (FGIC
             Insd) .................................                5.000       12/01/41           2,602,550
    3,500 University IL Univ Rev Auxiliary
             Fac Sys (MBIA Insd) ...................                4.500       04/01/36           3,463,320
      850 Volo Vlg, IL Spl Svc Area No 3
             Spl Tax Symphony Meadows
             Proj Ser 1 ............................                6.000       03/01/36             884,519
      675 Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) (e) .......................                  *         01/01/16             469,631

    1,335 Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) ...........................                  *         01/01/16             921,551
      425 Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) (e) .......................                  *         01/01/19             256,879
      990 Will Cnty, IL Cmnty Sch Dist No
             161 Summit Hill Cap Apprec
             (FGIC Insd) ...........................                  *         01/01/19             594,198
    1,000 Yorkville, IL Utd City Spl Svc
             Area Spl Tax No 2004-107
             Raintree Vlg IL Proj ..................                6.250       03/01/35           1,066,570
    1,000 Yorkville, IL Utd City Spl Svc Area
             Tax No 2005-108 Autumn Creek
             IL Proj ...............................                6.000       03/01/36           1,040,610
                                                                                              --------------
                                                                                                  90,764,495
                                                                                              --------------
          INDIANA 3.5%
    1,000 Allen Cnty, IN Juvenile Justice
             Ctr First Mtg (AMBAC Insd) ............                5.500       01/01/18           1,073,850
    3,000 Indiana Hlth Fac Fin Auth Hosp
             Rev Cmnty Proj Ser A
             (AMBAC Insd) ..........................                5.000       05/01/35           3,128,490
    1,120 Indiana St Hsg & Cmnty Dev Auth
             Single  Family Mtg Rev Mtg Ser
             D-1 (GNMA Collateralized)
             (AMT) (b) .............................                4.600       07/01/31           1,101,408
    4,560 Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Mtg Ser
             D-1  (GNMA Collateralized)
             (AMT) (b) .............................                4.625       07/01/38           4,441,919
    7,420 Indianapolis, IN Loc Pub Impt Bd
             Bk Arpt Auth Proj Ser B (MBIA
             Insd) (AMT) (b) .......................                5.250       01/01/25           7,911,389
    1,500 Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT) ........................                5.950       12/01/29           1,598,655
      470 Saint Joseph Cnty, IN Econ Dev
             Rev Ser A .............................                6.000       05/15/38             497,025
    2,500 Vigo Cnty, IN Sch Bldg Corp
             First Mtg Impt & Rfdg (FSA
             Insd) .................................                5.250       07/10/24           2,638,725
                                                                                              --------------
                                                                                                  22,391,461
                                                                                              --------------
          IOWA 1.0%
    2,250 Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser C ........                5.375       06/01/38           2,343,330

    1,800 Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser C ........                5.500       06/01/42           1,884,942
    2,250 Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser C ........                5.625       06/01/46           2,372,153
                                                                                              --------------
                                                                                                   6,600,425
                                                                                              --------------
          KANSAS 0.7%
    1,825 Cowley Cnty, KS Uni Sch Dist
             No 465 Winfield Impt & Rfdg
             (MBIA Insd) (a) .......................                5.250       10/01/22           1,976,438
    2,000 Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement
             Ser A .................................                5.000       05/15/24           2,007,040
      400 Overland Pk, KS Dev Corp Rev
             First Tier Overland Pk Ser A ..........                7.375       01/01/32             436,688
                                                                                              --------------
                                                                                                   4,420,166
                                                                                              --------------
         KENTUCKY 2.6%
    4,840 Kentucky Hsg Corp Hsg Rev Ser
             A (AMT) (b) ...........................                4.650       07/01/37           4,791,806
   10,995 Louisville & Jefferson Cnty, KY
             Metro Govt Hlth Sys Rev
             Norton Hlthcare Inc (b) ...............                5.000       10/01/30          11,474,785
                                                                                              --------------
                                                                                                  16,266,591
                                                                                              --------------
          LOUISIANA 3.2%
    5,000 Ernest N Morial New Orleans,
             LA Exhib Hall Auth Spl Tax
             Sub Ser A (AMBAC Insd) ................                5.250       07/15/21           5,333,350
    1,480 Louisiana Hsg Fin Agy Rev
             Azalea Estates Rfdg Ser A
             (GNMA Collateralized) (AMT) ...........                5.375       10/20/39           1,551,810
    1,675 Louisiana Loc Govt
             Environmental Fac Pkg Fac
             Corp Garage Proj Ser A
             (AMBAC Insd) (a) ......................                5.200       10/01/19           1,755,115
    4,400 Louisiana St Gas & Fuels Tax
             Rev Ser A (FGIC Insd) (b) .............                5.000       05/01/41           4,607,064
    7,074 Louisiana St Univ & Agric &
             Mechanical College Univ Rev
             Master Agreement (Acquired
             11/30/98, Cost
             $7,073,677) (c) .......................                5.750       10/30/18           7,079,053
                                                                                              --------------
                                                                                                  20,326,392
                                                                                              --------------

          MARYLAND 2.2%
    2,240 Baltimore, MD Convention Ctr
             Hotel Rev Ser A (XLCA Insd)
             (b) ...................................                5.250       09/01/25           2,434,880
    1,255 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................                4.450       09/01/21           1,250,620
    1,000 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................                4.550       09/01/26             996,510
    1,350 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................                4.625       09/01/31           1,345,289
      675 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev Ser P
             (AMT) (b) .............................                4.700       03/01/37             672,644
    1,000 Maryland St Econ Dev Corp Rev
             Sr Lien Chesapeake Bay Rfdg
             Ser A .................................                5.000       12/01/31           1,003,400
      500 Maryland St Econ Dev Corp
             Student Hsg Rev Univ MD
             College Pk Proj (Prerefunded
             @ 06/01/13) ...........................                5.625       06/01/35             551,945
      500 Maryland St Hlth & Higher Ed
             Fac Auth Rev King Farm
             Presbyterian Cmnty Ser A ..............                5.250       01/01/27             507,705
    1,700 Maryland St Trans Auth Arpt
             Baltimore/WA Intl Arpt Ser B
             (AMBAC Insd) (AMT) ....................                5.125       03/01/24           1,777,775
    2,365 Northeast, MD Waste Disp Auth
             Rfdg (AMBAC Insd) (AMT) ...............                5.500       04/01/16           2,528,776
      750 Prince Georges Cnty, MD Spl
             Oblig Natl Harbor Proj ................                5.200       07/01/34             763,523
                                                                                              --------------
                                                                                                  13,833,067
                                                                                              --------------
          MASSACHUSETTS 2.3%
    2,765 Massachusetts St Dev Fin Agy
             Proj Ser R-2 (MBIA Insd) ..............                5.125       02/01/34           2,881,794
      710 Massachusetts St Dev Fin Agy
             Rev Boston Architectural Ctr
             (ACA Insd) ............................                6.100       09/01/18             741,062
    1,000 Massachusetts St Dev Fin Agy
             Rev Boston Architectural Ctr
             (ACA Insd) ............................                6.250       09/01/28           1,042,800
    3,700 Massachusetts St Hlth & Ed Fac
             Auth Rev Ser G (MBIA Insd) ............                5.000       07/01/13
                                                                                                   3,703,145

    1,000 Massachusetts St Hlth & Ed Fac
             Auth Rev Partn Hlthcare Sys
             Ser C .................................                5.750       07/01/32           1,075,830
    4,850 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D .................................                5.000       07/01/33           4,911,304
                                                                                              --------------
                                                                                                  14,355,935
                                                                                              --------------
          MICHIGAN 2.5%
    3,860 Detroit, MI Ser A (XLCA Insd) (a) ........                5.250       04/01/21           4,098,432
    3,275 Detroit, MI Loc Dev Fin Auth Tax
             Increment Sr Ser B (Acquired
             09/08/97, Cost
             $3,275,000) (c) .......................                6.700       05/01/21           3,353,403
      790 Detroit, MI Loc Dev Fin Auth Tax
             Increment Sub Ser C
             (Acquired 09/08/97, Cost
             $790,000) (c) .........................                6.850       05/01/21             808,683
    1,180 Hillsdale, MI Hosp Fin Auth Hosp
             Rev Hillsdale Cmnty Hlth Ctr ..........                5.750       05/15/18           1,248,747
    1,000 Kent Hosp Fin Auth MI Rev
             Metro Hosp Proj Ser A .................                5.250       07/01/30           1,033,960
    1,000 Kent Hosp Fin Auth MI Rev
             Metro Hosp Proj Ser A .................                6.000       07/01/35           1,095,290
    1,450 Michigan St Hosp Fin Auth Rev
             Chelsea Cmnty Hosp Oblig ..............                5.000       05/15/37           1,471,518
      500 Michigan St Hosp Fin Auth Rev
             Hosp Genesys Regl Med Rfdg
             Ser A (e) .............................                5.375       10/01/13             517,600
      775 Michigan St Hsg Dev Rental Hsg
             Rev Ser A (MBIA Insd) (AMT) ...........                5.300       10/01/37             789,865
    1,500 Michigan St Strategic Fd Detroit
             Edison Co Proj Rfdg Ser C
             (XLCA Insd) (AMT) .....................                5.450       12/15/32           1,590,285
                                                                                              --------------
                                                                                                  16,007,783
                                                                                              --------------
          MINNESOTA 0.7%
    1,260 Glencoe, MN Hlthcare Fac Rev
             Glencoe Regl Hlth Svc Proj ............                5.000       04/01/31           1,286,170
    1,000 Inver Grove Heights, MN
             Presbyterian Homes Care
             Rfdg ..................................                5.500       10/01/41           1,007,690
    1,750 Saint Paul, MN Hsg & Redev
             Auth Hosp Rev Hlth East Proj ..........                6.000       11/15/35           1,914,098
                                                                                              --------------
                                                                                                   4,207,958
                                                                                              --------------

          MISSISSIPPI 0.0%
      250 Mississippi Home Corp Single
             Family Rev Mtg Ser F (GNMA
             Collateralized) (AMT) .................                7.550       12/01/27             256,363
                                                                                              --------------
          MISSOURI 5.8%
    1,000 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc ...............                5.625       06/01/27           1,040,970
    1,000 Carthage, MO Hosp Rev ....................                5.875       04/01/30           1,020,140
    2,250 Carthage, MO Hosp Rev ....................                6.000       04/01/38           2,293,448
    1,400 Ellisville, MO Indl Dev Auth Rev
             Gambrill Gardens Proj Impt &
             Rfdg ..................................                6.100       06/01/20           1,421,644
    1,000 Ellisville, MO Indl Dev Auth Rev
             Gambrill Gardens Proj Impt &
             Rfdg ..................................                6.200       06/01/29           1,015,430
      385 Fenton, MO Tax Increment Rev
             & Impt Gravois Bluffs Proj
             Rfdg (Prerefunded @
             10/01/11) .............................                7.000       10/01/21             439,458
    1,000 Kearney, MO (AMBAC Insd) .................                5.500       03/01/16           1,059,630
    3,500 Missouri Jt Muni Elec Util Plum
             Pwr Point Proj Rev (MBIA
             Insd) .................................                5.000       01/01/24           3,723,755
    1,200 Missouri St Hlth & Ed Fac Auth
             Rev Sr Living Fac Lutheran
             Rfdg Ser B ............................                5.125       02/01/27           1,239,300
    1,415 Missouri St Hlth & Ed Fac Rev
             Univ MO Columbia Arena Proj ...........                5.000       11/01/18           1,479,000
    1,000 Missouri St Hwys & Trans
             Commn Rd Rev Ser A
             (Prerefunded @ 2/01/12) ...............                5.125       02/01/17           1,061,930
    2,810 Perry Cnty, MO Nursing Home
             Rev Rfdg ..............................                5.900       03/01/28           2,836,245
    1,000 Saint Charles, MO Ctf Partn Ser
             B .....................................                5.500       05/01/18           1,067,630
    2,505 Saint Louis, MO Arpt Rev Cap
             Impt Pgm Ser A (MBIA Insd)
             (Prerefunded @ 7/01/12) (a) ...........                5.375       07/01/20           2,699,614
    1,460 Saint Louis, MO Brd Ed Direct
             Dep Pgm Rfdg Ser A (FSA
             Insd) .................................                5.000       04/01/21           1,542,694

    2,475 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B
             (AMBAC Insd) (b) ......................                4.550       07/01/29           2,399,191
    3,025 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B
             (AMBAC Insd) (b) ......................                4.600       07/01/36           2,932,344
    8,000 Springfield, MO Pub Util Rev
             (FGIC Insd) ...........................                4.500       08/01/36           7,941,840
                                                                                              --------------
                                                                                                  37,214,263
                                                                                              --------------
          NEBRASKA 0.4%
    2,620 Omaha Pub Pwr Dist NE Elec
             Rev Sys Ser A .........................                5.000       02/01/34           2,727,446
                                                                                              --------------
          NEVADA 3.3%
    3,000 Clark Cnty, NV Arpt Rev Sub
             Lien Ser A-2 (FGIC Insd) ..............                5.000       07/01/36           3,121,410
    3,500 Clark Cnty, NV Bd Bk (MBIA
             Insd) .................................                5.000       06/01/32           3,645,180
    5,500 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (FGIC Insd) (AMT) (b) .................                4.750       09/01/36           5,501,732
    4,000 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser
             A (AMBAC Insd) (AMT) ..................                5.250       07/01/34           4,214,320
      110 Nevada Hsg Div Single Family
             Mtg Mezz Ser D2 (AMT) .................                6.300       04/01/21             111,128
    1,570 Reno, NV Cap Impt Rev (FGIC
             Insd) (Prerefunded @
             6/01/12) ..............................                5.125       06/01/26           1,671,438
      930 Reno, NV Cap Impt Rev (FGIC
             Insd) .................................                5.125       06/01/26             972,482
    1,500 Reno, NV Sr Lien Retrac Reno
             Trans Proj (AMBAC Insd)
             (Prerefunded @ 6/01/12) ...............                5.125       06/01/37           1,593,945
                                                                                              --------------
                                                                                                  20,831,635
                                                                                              --------------
          NEW HAMPSHIRE 1.4%
    4,800 New Hampshire Higher Ed & Hlth
             Fac Auth Rev Daniel Webster
             College Issue .........................                6.300       07/01/29           4,926,768
    2,000 New Hampshire Higher Ed & Hlth
             Fac Auth Rev Riverwoods at
             Exeter Ser A ..........................                6.500       03/01/23           2,034,020
    1,525 New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch ...............                6.750       07/01/20           1,650,324

      250 New Hampshire Hlth & Ed Fac
             Hlthcare Sys Covenant Hlth ............                5.500       07/01/34             265,203
                                                                                              --------------
                                                                                                   8,876,315
                                                                                              --------------
          NEW JERSEY 10.3%
    1,555 Eastern Camden Cnty, NJ Regl
             Sch Dist Rfdg (FGIC Insd) (a) .........                  *         03/01/08           1,492,458
    3,000 Newark, NJ Hsg Auth Port Auth
             Newark Marine Term (MBIA
             Insd) .................................                5.000       01/01/37           3,128,940
    1,000 New Jersey Econ Dev Auth
             Econ Dev Rev Kapkowski Rd
             Landfill Proj Rfdg ....................                5.750       04/01/31           1,120,920
    3,880 New Jersey Econ Dev Auth Mtr
             Veh Rev Ser A (MBIA Insd) .............                5.000       07/01/22           4,126,768
    1,500 New Jersey Econ Dev Auth Rev
             Cig Tax ...............................                5.750       06/15/29           1,613,325
      500 New Jersey Econ Dev Auth Rev
             Cig Tax ...............................                5.750       06/15/34             534,545
   25,000 New Jersey Econ Dev Auth St
             Contract Econ Recovery
             (MBIA Insd) ...........................                5.900       03/15/21          29,683,000
    1,500 New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amern Wtr Co Inc
             Ser B (FGIC Insd) (AMT) ...............                5.375       05/01/32           1,550,085
    1,000 New Jersey St Ed Fac Auth
             Higher Ed Cap Impt Ser A
             (AMBAC Insd) (Prerefunded
             @ 9/01/12) ............................                5.250       09/01/21           1,074,640
    5,000 New Jersey St Tpk Auth Tpk
             Rev Ser C-1 (AMBAC Insd) ..............                5.000       01/01/35           5,120,950
    3,500 New Jersey St Tpk Auth Tpk
             Rev Ser C (FSA Insd) ..................                6.500       01/01/16           4,043,830
    1,000 New Jersey St Trans Tr Fd Auth
             Trans Sys Ser A .......................                5.750       06/15/18           1,145,290
   11,000 Tobacco Settlement Fin Corp
             NJ Ser 1A (b) (h) .....................                5.000       06/01/41          10,862,280
                                                                                              --------------
                                                                                                  65,497,031
                                                                                              --------------
          NEW MEXICO 0.2%
    1,500 Jicarilla, NM Apache Nation Rev
             Adj Ser A (Acquired 10/23/03,
             Cost $1,514,910) (c) ..................                5.000       09/01/18           1,567,080
                                                                                              --------------
          NEW YORK 16.5%
    3,600 Erie Cnty, NY Tob Asset Sec
             Corp Asset Bkd Ser A ..................                5.000       06/01/38           3,647,520

    2,300 Long Island Pwr Auth NY Elec
             Gen Ser B .............................                5.000       12/01/35           2,414,448
    3,000 Metropolitan Trans Auth NY Rev
             Rfdg Ser A (FGIC Insd) ................                5.250       11/15/31           3,185,520
   10,880 Metropolitan Trans Auth NY Rev
              Trans Ser B (b) ......................                4.500       11/15/36          10,781,128
    1,000 Nassau Cnty, NY Tob Settlement
             Corp Ser A-3 ..........................                5.000       06/01/35           1,016,720
    2,000 Nassau Cnty, NY Tob Settlement
             Corp Ser A-3 ..........................                5.125       06/01/46           2,041,520
    3,000 New York City Indl Dev Agy
             Amern Airl JFK Intl Arpt
             (AMT) .................................                7.625       08/01/25           3,668,640
    1,000 New York City Indl Dev Agy
             Amern Airl JFK Intl Arpt
             (AMT) .................................                7.750       08/01/31           1,229,060
      400 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A .....................................                6.250       03/01/15             425,188
    1,000 New York City Liberty Dev Corp
             Rev National Sports Museum
             Proj Ser A (Acquired 08/07/06,
             Cost $1,000,000) (c) ..................                6.125       02/15/19           1,049,540
    8,800 New York City Muni Wtr Fin
             Auth Wtr & Swr Sys Rev Ser
             D .....................................                5.000       06/15/38           9,213,072
    2,500 New York City Muni Wtr Fin
             Auth Wtr & Swr Sys Rev Ser
             D .....................................                5.000       06/15/39           2,614,125
    5,000 New York City Ser A ......................                6.250       08/01/08           5,084,200
       85 New York City Ser A-1 ....................                5.750       08/01/12              85,126
    3,000 New York City Ser G ......................                5.000       12/01/27           3,137,220
      685 New York City Ser H ......................                5.750       03/15/13             743,951
    1,000 New York City Trans Future Tax
             Second Ser C (AMBAC Insd) .............                5.250       08/01/22           1,063,710
    6,800 New York St Dorm Auth Rev
             City Univ Sys Cons Ser A ..............                5.625       07/01/16           7,539,160
    1,250 New York St Dorm Auth Rev
             Cons City Univ Sys Ser A
             (FSA Insd) ............................                5.750       07/01/13           1,360,000
      350 New York St Dorm Auth Rev Mt
             Sinai NYU Hlth ........................                5.500       07/01/26             356,062
    4,200 New York St Dorm Auth Rev
             Secd Hosp N General Hosp
             Rfdg ..................................                5.750       02/15/19           4,596,690

    3,504 Plainedge, NY Uni Free Sch Dist
             No. 2063 (Acquired 07/25/97,
             Cost $3,503,810) (c) ..................                6.000       06/01/12           3,555,841
    9,920 Port Auth NY & NJ Cons Ser
             144 (b) ...............................                5.000       10/01/35          10,467,931
    3,000 Triborough Brdg & Tunl Auth
             Gen Purp Ser A ........................                5.000       01/01/27           3,103,500
    5,000 Triborough Brdg & Tunl Auth NY
             Gen Rfdg Ser B ........................                5.000       11/15/21           5,234,750
    3,900 Triborough Brdg & Tunl Auth NY
             Rev Rfdg Ser E (MBIA Insd) ............                5.000       11/15/32           4,074,915
   10,500 Tsasc Inc NY Ser 1 .......................                5.000       06/01/34          10,675,560
    1,000 Tsasc Inc NY Ser 1 .......................                5.125       06/01/42           1,020,760
    1,000 Westchester Tob Asset Sec
             Corp NY ...............................                5.000       06/01/26           1,019,390
      500 Yonkers, NY Indl Dev Agy Civic
             Fac Rev Cmnty Dev Ppty
             Yonkers Inc Ser A
             (Prerefunded @ 2/01/11) ...............                6.625       02/01/26             553,330
                                                                                              --------------
                                                                                                 104,958,577
                                                                                              --------------
          NORTH CAROLINA 2.7%
    8,300 North Carolina Muni Pwr Agy No
             1 Catawba Elec Rev Rfdg
             (MBIA Insd) ...........................                6.000       01/01/12           9,097,962
    7,605 North Carolina Muni Pwr Agy
             Ser A (MBIA Insd) .....................                5.250       01/01/20           8,115,600
                                                                                              --------------
                                                                                                  17,213,562
                                                                                              --------------
          NORTH DAKOTA 0.2%
    1,500 Grand Forks, ND Sr Hsg Rev
             4000 Vly Square Proj Rfdg .............                5.300       12/01/34           1,509,555
                                                                                              --------------
          OHIO 4.0%
      300 Adams Cnty Hosp Fac Impt Rev
             Adams Cnty Hosp Proj ..................                6.250       09/01/20             307,581
    2,410 Cleveland-Cuyahoga Cnty, OH
             Dev Port Auth Rev Cleveland
             Bond Fd Ser B (a) .....................                5.375       05/15/18           2,465,334
    1,000 Columbus, OH City Sch Dist Sch
             Fac Constr & Impt (FSA Insd)
             (Prerefunded @ 12/01/14) ..............                5.250       12/01/21           1,095,050
    1,000 Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj ...................                7.500       01/01/30           1,098,070
    1,000 Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Ser S ...............                5.375       10/01/30           1,053,750

    2,000 Lorain, OH City Sch Dist
             Classroom Fac Impt (MBIA Insd) ........                5.250       12/01/20           2,159,320
    2,270 Montgomery Cnty, OH Hosp Rev
             Kettering Med Ctr Impt & Rfdg
             (MBIA Insd) ...........................                6.250       04/01/20           2,738,097
   10,520 Ohio St Air Quality Dev Auth Rev
             Dayton Pwr & Lt Co Proj
             (FGIC Insd) (AMT) (b) .................                4.800       09/01/36          10,594,560
    1,250 Ohio St Bldg Auth St Fac Admin
             Bldg Fd Proj Ser A (FSA Insd) .........                5.000       04/01/22           1,304,200
    2,500 Ohio St Bldg Auth St Fac Adult
             Correction Rfdg Ser A (FSA
             Insd) .................................                5.500       10/01/12           2,679,475
                                                                                              --------------
                                                                                                  25,495,437
                                                                                              --------------
          OKLAHOMA 1.6%
    1,240 Kay Cnty, OK Home Fin Auth
             Rev Single Family Mtg Rfdg
             Ser A (AMBAC Insd) (e) ................                7.000       11/01/11           1,400,803
    1,250 Oklahoma City, OK Pub Ppty
             Auth Hotel Tax Rev (FGIC
             Insd) .................................                5.250       10/01/29           1,349,638
      920 Oklahoma Hsg Fin Agy Single
             Family Rev Mtg Class B
             (GNMA Collateralized) (AMT) ...........                7.997       08/01/18             983,452
    6,220 Tulsa Cnty, OK Indl Auth
             Hlthcare Rev Saint  Francis Hlth
             Sys (b) ...............................                5.000       12/15/36           6,422,803
                                                                                              --------------
                                                                                                  10,156,696
                                                                                              --------------
          OREGON 0.9%
    4,000 Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd) .....................                5.250       07/01/22           4,254,480
    1,500 Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd) .........................                5.250       11/01/17           1,592,055
                                                                                              --------------
                                                                                                   5,846,535
                                                                                              --------------
          PENNSYLVANIA 4.5%
      385 Allegheny Cnty, PA San Auth
             Swr Rev (MBIA Insd) ...................                5.500       12/01/30             409,043
      315 Crawford Cnty, PA Hosp Auth
             Sr Living Fac Rev Wesbury
             Utd Methodist Cmnty (a) ...............                5.875       08/15/10             327,597
      295 Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A (a) ...................                5.250       12/15/07             295,879
      210 Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A .......................                5.300       12/15/08             211,269

      320 Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A (a) ...................                5.300       12/15/09             321,507
      240 Lehigh Cnty, PA Gen Purp Auth
             Rev First Mtg Bible Fellowship
             Proj Rfdg Ser A .......................                5.400       12/15/10             240,907
      400 Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj ..................                6.125       02/01/28             421,824
    1,550 Pennsylvania Hsg Fin Agy Ser
             94-A (AMT) ............................                5.100       10/01/31           1,599,740
   12,000 Pennsylvania St Pub Sch Bldg
             Auth Lease Rev Sch Dist
             Philadelphia Proj Ser B (FSA
             Insd) (b) .............................                4.500       06/01/32          11,900,760
    1,000 Philadelphia, PA Auth Indl Dev
             PA Arpt Sys Proj Ser A (FGIC
             Insd) (AMT) ...........................                5.125       07/01/19           1,041,900
    2,600 Philadelphia, PA Auth Indl Rev
             Ser B (FSA Insd) ......................                5.500       10/01/16           2,802,098
    3,200 Philadelphia, PA Gas Wks Rev
             1998 Gen Ordinance Ser 4
             (FSA Insd) ............................                5.250       08/01/19           3,406,048
    2,530 Pittsburgh, PA Ser A (AMBAC
             Insd) (Prerefunded @
             3/01/12) ..............................                5.500       09/01/17           2,731,287
    2,675 Pittsburgh, PA Ser A (AMBAC
             Insd) .................................                5.500       09/01/17           2,861,367
                                                                                              --------------
                                                                                                  28,571,226
                                                                                              --------------
          SOUTH CAROLINA 5.7%
    1,000 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (b) ..........................                5.250       12/01/25           1,066,688
    3,000 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (b) ..........................                5.250       12/01/26           3,200,062
    4,305 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (AGC Insd) (b) ...............                5.250       12/01/28           4,633,691
    6,925 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (AGC Insd) (b) ...............                5.250       12/01/29           7,453,730
    5,000 Kershaw Cnty, SC Pub
             Kershaw Cnty Sch Dist Proj
             (CIFG Insd) ...........................                5.000       12/01/26           5,263,600

      475 Rock Hill, SC Util Sys Rev Comb
             Rfdg Ser C (FSA Insd) .................                5.125       01/01/13             496,061
    1,235 Rock Hill, SC Util Sys Rev Comb
             Rfdg Ser C (FSA Insd) (a) .............                5.250       01/01/15           1,293,971
      900 South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Wesley Commons Rfdg ...................                5.125       10/01/26             907,794
    2,500 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) ...............                5.200       11/01/27           2,635,500
    9,250 South Carolina Trans
             Infrastructure Bk Rev Ser A
             (AMBAC Insd) ..........................                5.000       10/01/33           9,656,723
                                                                                              --------------
                                                                                                  36,607,820
                                                                                              --------------
          SOUTH DAKOTA 0.8%
    1,800 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (AMT) (b) .............................                4.500       11/01/26           1,773,261
    3,620 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (AMT) (b) .............................                4.625       05/01/36           3,545,862
                                                                                              --------------
                                                                                                   5,319,123
                                                                                              --------------
          TENNESSEE 1.6%
      400 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp First Mtg Impt &
             Rfdg Ser B ............................                8.000       07/01/33             468,100
      400 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp Impt & Rfdg
             (MBIA Insd) ...........................                7.750       07/01/29             478,152
    4,000 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd) ...........                7.500       07/01/25           4,781,080
    1,000 Metropolitan Nashville Arpt Auth
             TN Impt & Rfdg Ser A (FGIC
             Insd) .................................                6.600       07/01/14           1,108,760
    1,500 Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Trezevant Manor
             Proj Ser A ............................                5.625       09/01/26           1,536,525
    1,500 Tennessee Hsg Dev Agy Home
             Ownership Pgm 2006 (AMT) ..............                5.150       01/01/37           1,553,295
      455 Tennessee Hsg Dev Agy Home
             Ownership Pgm 2-A (AMT) ...............                5.700       07/01/31             461,420
                                                                                              --------------
                                                                                                  10,387,332
                                                                                              --------------

          TEXAS 8.9%
    1,130 Alliance Arpt Auth Inc TX Spl
             Fac Rev FedEx Corp Proj Rfdg
             (AMT) .................................                4.850       04/01/21           1,144,283
    1,250 Austin, TX Convention
             Enterprises Inc Convention Ctr
             Second Tier Rfdg Ser B ................                5.750       01/01/24           1,338,387
    1,000 Brazos Cnty, TX Hlth Fac Dev
             Oblig Grp .............................                5.375       01/01/32           1,049,050
    2,500 Coastal Bend Hlth Fac Dev TX
             Ser C (AMBAC Insd) (e) (i) ............                8.078       11/15/13           3,107,450
    2,420 Dallas Cnty, TX Cmnty College
             Dist Rev Fin Sys (AMBAC
             Insd) (Prerefunded @
             2/15/10) (a) ..........................                5.375       02/15/16           2,531,562
    1,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A
             (FGIC Insd) (AMT) .....................                5.500       11/01/31           1,055,160
    1,500 Fort Worth, TX Wtr & Swr Rev
             Impt & Rfdg ...........................                5.750       02/15/16           1,592,400
    6,000 Harris Cnty-Houston, TX Sports
             Auth Spl Rev Jr Lien Rfdg Ser
             B (MBIA Insd) .........................                5.250       11/15/40           6,296,880
    2,000 Harris Cnty, TX Toll Rd Sub Lien
             Rfdg ..................................                5.000       08/01/33           2,022,740
    1,000 Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT) ...........                5.625       07/01/30           1,047,630
    3,345 Houston, TX Hotel Occupancy
             Tax Convention & Entmt Ser B
             (AMBAC Insd) ..........................                5.750       09/01/14           3,609,590
      130 Houston, TX Pub Impt & Rfdg
             (FSA Insd) ............................                5.750       03/01/15             138,234
   10,000 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd) ............                5.250       05/15/21          10,750,200
    4,000 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FGIC Insd) ...........                5.250       05/15/23           4,297,480
    1,250 Matagorda Cnty, TX Navig Dist
             No 1 Rev Coll Centerpoint
             Energy Proj Rfdg ......................                5.600       03/01/27           1,325,050
    1,000 Mesquite, TX Hlth Fac Dev Corp
             Retirement Fac Christian Care
             Ctr Ser A (Prerefunded @
             02/15/10) .............................                7.625       02/15/28           1,113,280
    1,800 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ..................................                7.250       01/01/31           1,865,214

    1,000 North Central, TX Hlth Fac Dev
             Corp Rev Hosp Baylor
             Hlthcare Sys Proj Ser A ...............                5.125       05/15/29           1,022,300
    4,000 North Central, TX Hlth Fac Dev
             Hosp Childrens Med Ctr Dallas
             (AMBAC Insd) ..........................                5.250       08/15/32           4,211,040
       64 Pecos Cnty, TX Ctf Partn
             (Acquired 06/23/97, Cost
             $64,498) (c) ..........................                6.000       01/12/08              64,733
    3,492 Region One Ed Svc Ctr Sub
             Tech Fac Proj (Acquired
             12/30/97, Cost
             $3,641,832) (c) .......................                6.590       12/15/17           3,728,553
       80 Texas Muni Pwr Agy Rev (MBIA
             Insd) (e) .............................                  *         09/01/15              56,691
      490 Texas St Pub Ppty Fin Corp Rev
             Mental Hlth & Retardation Rfdg
             (FSA Insd) ............................                5.500       09/01/13             490,603
    2,800 Texas St Trans Commn Mobility
             Fd Ser A (FGIC Insd) ..................                4.500       04/01/35           2,771,160
                                                                                              --------------
                                                                                                  56,629,670
                                                                                              --------------
          VERMONT 0.2%
    1,000 Vermont Econ Dev Auth Mtg
             Rev Wake Robin Corp Proj Ser
             A .....................................                5.375       05/01/36           1,020,000
                                                                                              --------------
          VIRGINIA 2.2%
    1,320 Fairfax Cnty, VA Ctf Partn ...............                5.300       04/15/23           1,405,562
    1,340 Richmond, VA (FSA Insd) ..................                5.500       01/15/10           1,406,263
    2,590 Tobacco Settlement Fin Corp VA ...........                5.500       06/01/26           2,756,123
    2,750 Tobacco Settlement Fin Corp VA ...........                5.625       06/01/37           2,941,345
    5,840 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (b) ............                4.650       01/01/39           5,768,022
                                                                                              --------------
                                                                                                  14,277,315
                                                                                              --------------
          WASHINGTON 3.6%
    5,000 Bellevue, WA Convention Ctr
             Auth Spl Oblig Rev Rfdg (MBIA
             Insd) .................................                  *         02/01/24           2,377,900
    3,000 Clark Cnty, WA Pub Util Dist No
             001 Gen Sys Rev Rfdg (FSA
             Insd) .................................                5.625       01/01/12           3,148,860
    5,000 Cowlitz Cnty, WA Spl Swr Rev
             CSOB Wastewtr Treatment
             Rfdg (FGIC Insd) ......................                5.500       11/01/19           5,677,100

    3,000 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) .................................                5.500       07/01/18           3,218,850
    5,000 King Cnty, WA Rfdg Ser B
             (MBIA Insd) ...........................                5.250       01/01/34           5,102,850
    2,000 Port Seattle, WA Rev Ser B
             (MBIA Insd) (AMT) .....................                5.625       02/01/24           2,097,520
    1,345 Tacoma, WA Elec Sys Rev Rfdg
             Ser A (FSA Insd) ......................                5.750       01/01/15           1,449,130
                                                                                              --------------
                                                                                                  23,072,210
                                                                                              --------------
          WEST VIRGINIA 1.0%
    6,550 Harrison Cnty, WV Cnty Cmnty
             Solid Waste Disp Rev Potomac
             Edison Co Ser A (MBIA Insd)
             (AMT) (a) .............................                6.875       04/15/22           6,565,786
                                                                                              --------------
          WISCONSIN 1.1%
    1,500 Waukesha, WI Redev Auth Hsg
             Revr Sr Kirkland Crossings
             Proj Rfdg .............................                5.500       07/01/41           1,526,220
    5,000 Wisconsin St Hlth & Ed Fac Auth
             Mercy Hlth Sys Corp (AMBAC
             Insd) .................................                5.500       08/15/25           5,218,950
      400 Wisconsin St Hlth & Ed Fac Auth
             Rev Beaver Dam Cmnty Hosp
             Inc Ser A .............................                6.000       08/15/19             426,436
                                                                                              --------------
                                                                                                   7,171,606
                                                                                              --------------
          GUAM 1.0%
    6,000 Guam Pwr Auth Rev Ser A
             (AMBAC Insd) ..........................                5.250       10/01/34           6,240,000
                                                                                              --------------
          PUERTO RICO 1.1%
    2,000 Puerto Rico Muni Fin Agy Ser A
             (FSA Insd) ............................                5.250       08/01/20           2,138,120
    4,500 Puerto Rico Pub Bldg Auth Rev
             Gtd Govt Fac Ser I (Comwlth
             Gtd) ..................................                5.250       07/01/33           4,773,240
                                                                                              --------------
                                                                                                   6,911,360
                                                                                              --------------
TOTAL LONG-TERM INVESTMENTS 179.0%
  (Cost $1,093,231,533) ................................................................       1,140,043,401


SHORT-TERM INVESTMENTS 1.0%
  (Cost $6,300,000).....................................................................          6,300,000
                                                                                              --------------

TOTAL INVESTMENTS 180.0%
  (Cost $1,099,531,533).................................................................       1,146,343,401

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
  RELATED TO SECURITIES HELD (30.0%)
  (Cost ($190,815,000))

$(190,815) Notes with interest rates ranging from 3.64% to 3.70% at
         December 31, 2006 and contractual maturities of collateral
         ranging from 2021 to 2042  (j).................................................        (190,815,000)
                                                                                              --------------

TOTAL NET INVESTMENTS 150.0%
  (Cost $908,716,533)...................................................................         955,528,401

OTHER ASSETS IN EXCESS OF LIABILITIES 1.1%..............................................           6,701,540

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (51.1%)..............................        (325,257,467)
                                                                                              --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...........................................      $  636,972,474
                                                                                              ==============


Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  The Trust owns 100% of the outstanding bond issuance.
(b)  Underlying security related to Inverse Floaters entered into by the Trust.
(c) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.1% of net assets applicable to common shares.
(d) All or a portion of this security has been physically segregated in connection with open futures contracts.
(e)  Escrowed to Maturity
(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(h)  Security purchased on a when-issued or delayed delivery basis.
(i)  Inverse Floating Rate
(j) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2007.


ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AMBAC - AMBAC Indemnity Corp. AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2007:

                                                                                                  UNREALIZED
                                                                                               APPRECIATION/
                                                                            CONTRACTS           DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007
   (Current Notional Value of $106,750 per contract)...................           761         $    1,603,476
U.S. Treasury Bonds Futures, March 2007 (Current
   Notional Value of $110,125 per contract) ...........................           901              1,957,657
                                                                            ---------         --------------
                                                                                1,662         $    3,561,133
                                                                            ---------         --------------

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2007